NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF CONSOLIDATED COMPANIES

The Company’s initial marketing efforts are in the Eastern China market with the intention of developing a nationwide marketing network. The Company has developed a reputation of excellence in product quality and after sales service.

Name of Consolidated Companies	Domicile and Date of Incorporation	Paid in Capital	Percentage of Effective Ownership	Principal Activities
Tian’an Technology Group Ltd.	April 8, 2021, British Virgin Islands	USD $0	89% owned by Mr. Heng Fei Yang	Investment holding
Yunke Jingrong Information Technology Co., Ltd.	October 27, 2021, PRC	USD $0	100% owned by Tian’an	Investment holding
Shanghai Quige Power Technology Co., Ltd.	August 10, 2016, PRC	USD $0	100% owned by Yunke Jingrong	Production and distribution of power drive product systems and distribution of healthcare products

SCHEDULE OF TRANSLATION OF FOREIGN CURRENCIES
	December 31,
	2023	2022
Year ended RMB: USD Exchange rate	0.1412	0.1450
Average yearly RMB: USD Exchange rate	0.1423	0.1485